EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS [Text Block]

16.         EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2022 amounted to $3,570,149 (2021 - $3,627,056).